Accounts Receivable, Net - Summary of Movement in the Allowances for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of the year	¥ 38,396	$ 5,260	¥ 42,914	¥ 39,166
Provisions/(Reversals)	7,471	1,024	(4,518)	3,748
Balance at the end of the year	¥ 45,867	$ 6,284	¥ 38,396	¥ 42,914